Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Bad debt expense			$ 453	$ 23,109	$ 31,295
Allowance for doubtful accounts	$ 31,785		31,785		31,332	0
Revenue	92,909	$ 143,885	350,859	$ 413,837	628,149	507,920
Federal deposit insurance corporation amount	250,000		$ 250,000		250,000
Cash balance exceeded insured amount					$ 299,249
Gain on Settlement of Accounts Payable

Gain on Settlement of Accounts Payable

In March 2024, the Company entered into a settlement agreement with a vendor, in which the Company agreed to pay the vendor a total of $239,000, a reduction in the amount owed of $117,393. During the year ended June 30, 2024, the Company recognized a gain on the settlement of accounts payable of $117,393 on the Statements of Operations upon payment of the $239,000 and being released from the remaining liability.

Pay the vendor							$ 239,000
Reduction in the amount owed							$ 117,393
Accounts payable						117,393
Remaining liability						$ 239,000
Customer Concentration Risk [Member] | SportX LLC [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			76.90%		51.10%	61.40%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			23.30%	21.50%	44.50%	34.90%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc. [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			33.90%
Customer Concentration Risk [Member] | Cigars, Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate					13.70%
Customer Concentration Risk [Member] | Ignite [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate					20.30%
Customer Concentration Risk [Member] | Ignite [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			37.80%
Customer Concentration Risk [Member] | Drive Live Inc. [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate						33.40%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate						19.00%
Customer Concentration Risk [Member] | Celebrity Cigars, Inc One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				24.00%
Customer Concentration Risk [Member] | Test Drive Live Corp [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				16.20%
Customer Concentration Risk [Member] | Test Drive Live Corp [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				18.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate			12.30%
Buying and Selling of Advertising [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 271,638
Ad Agency Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					125,000
Arbitrage Ad Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					146,638
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 68,063	$ 38,921	$ 169,110	$ 180,405	221,894	$ 266,142
Nonrelated Party [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s receivables rate				56.40%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years		3 years
Subscription period			1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years
Subscription period			5 years
FAST Channel Buildouts [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					175,394
Channel Streaming [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue					$ 46,500